                                   [logo AST]


May 2002

Dear Valued Client:

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                       ALLMERICA SECURITIES TRUST FACTS
                               At March 31, 2002
Market Value                                                           $9.530
Net Asset Value                                                       $10.292
Total Net Assets (000's)                                              $88,428
Shares Outstanding (000's)                                              8,592
* Net Investment Income Per Share                                       $0.13
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                                           $(0.12)
TOTAL RETURNS AT 3/31/02
  Allmerica Securities Trust
        Three Months                                                    (1.18)%
        Twelve Months                                                    1.20%
  Lehman Brothers U.S. Credit Index
        Bond Index
        Three Months                                                    (0.27)%
        Twelve Months                                                    5.59%

* For three months ended March 31, 2002
-------------------------------------------------------------------------------

Allmerica Securities Trust had a total return of (1.18)% for the first quarter of 2002, compared to a total return of (0.27)% for the Lehman Brothers U.S. Credit Index. This relative underperformance was largely the result of continued turbulence in the telecommunications sector.

The recession that began in early 2001 had certainly lost most of its steam as the first quarter came to a close. The short and shallow downturn can be credited to a number of forces, most notably the resilience of the U.S. consumer, who continued to spend vigorously throughout the period. Inflation expectations remained subdued as global economic slowing forced intense price competition, leaving annual wholesale prices with the strongest decline in decades. Following a year in which interest rates were reduced eleven times, the Federal Reserve Board's Open Market Committee left interest rates unchanged in the first quarter, and signaled that the easing cycle may have ended by changing its bias to neutral. The Institute for Supply Management Purchasing Managers' Index, (PMI), rose to 55.6% in March from the 54.7% reported in February, supporting expectations of a stronger recovery than had been previously predicted. However, as the quarter drew to a close, some analysts began to question the strength of the U.S. economic rebound, as the impact of global political turmoil and corporate accounting issues began to be felt.

Within the Trust, we believe that the strategies that we have employed since the beginning of 2002 have largely been on target, with the important exception of the telecommunications industry. Our credit picks in this sector, especially Qwest, Worldcom and France Telecom have not done as well as we would have liked. We expect prices to improve by year-end, but much depends on planned asset sales and improvements in business fundamentals.

Corporate bonds may be strong performers this year, if the economy continues to improve. However, market volatility has been high, so there may be little room for negative surprises. Our weighting in corporate securities has increased to roughly 75%, augmented by mortgage-backed and U.S. Government agency issues. Treasury securities now represent only about 10% of the Trust, which is currently overweighted in the energy, transportation and natural gas sectors. We remain neutral on duration due to uncertainty regarding events in the Middle East, as well as the timing of a change in Federal Reserve Board policy.

                                                         Continued on back page

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is executed by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

                     U.S. Treasury Yield Curves

                                 Bond Equivalent
              MATURITY           Yield Equivalent
                           12/31/01            3/31/02
              3 Mo.         1.720               1.782
              6 Mo.         1.790               2.100
              2 Yr.         3.022               3.723
              5 Yr.         4.300               4.838
              10 Yr.        5.049               5.398
              30 Yr.        5.465               5.798

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                           ALLMERICA SECURITIES TRUST
-------------------------------------------------------------------------------

              PORTFOLIO OF INVESTMENTS, MARCH 31, 2002 (UNAUDITED)

                                                     MOODY'S
 PAR VALUE                                           RATINGS          VALUE
 ---------                                           -------          -----

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.3%

              FANNIE MAE  -  6.2%
$ 1,300,000   5.25%, 08/14/06                           Aaa         $ 1,301,760
  1,500,000   6.25%, 02/01/11 - 07/19/11                Aaa           1,496,887
  1,500,000   6.63%, 09/15/09                           Aaa           1,568,307
  1,000,000   7.00%, 07/15/05                           Aaa           1,069,563
                                                                    -----------
                                                                      5,436,517
                                                                    -----------
              FEDERAL HOME LOAN BANK  -  1.4%
    825,000   4.75%, 06/28/04 (a)                       Aaa             837,132
    325,000   7.63%, 05/14/10                           Aaa             360,167
                                                                    -----------
                                                                      1,197,299
                                                                    -----------
              FREDDIE MAC  -  0.5%
    225,000   6.25%, 03/05/12                           Aa2             218,446
              250,000 7.80%, 09/12/16                   Aaa             264,311
                                                                    -----------
                                                                        482,757
                                                                    -----------
              TENNESSEE VALLEY AUTHORITY  -  0.3%
    250,000   5.88%, 04/01/36                           NR              256,958
                                                                    -----------
              U.S. TREASURY BONDS  -  5.5%
    275,000   5.38%, 02/15/31                           Aaa             258,178
  2,550,000   7.25%, 05/15/16 - 08/15/22 (a)            Aaa           2,886,224
  1,450,000   7.63%, 11/15/22                           Aaa           1,718,420
                                                                    -----------
                                                                      4,862,822
                                                                    -----------
              U.S. TREASURY NOTES  -  3.4%
  2,500,000   6.13%, 08/15/07                           Aaa           2,626,855
              375,000 6.25%, 05/15/30 (a)               Aaa             389,722
                                                                    -----------
                                                                      3,016,577
                                                                    -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                                     15,252,930
                                                                    -----------
              (Cost $15,446,134)

CORPORATE NOTES AND BONDS  - 62.6%

              AEROSPACE & DEFENSE  -  1.2%
    500,000   Boeing Co.
              7.95%, 08/15/24                           A2              543,425
    500,000   Raytheon Co.
              6.45%, 08/15/02                           Baa3            505,427
                                                                    -----------
                                                                      1,048,852
                                                                    -----------
              AIRLINES  -  0.0%
     19,391   Delta Air Lines, Inc.
              9.23%, 07/02/02 (b)                       NR               20,131
                                                                    -----------
              AUTOMOTIVE  -  6.1%
    500,000   Daimler Chrysler North America Holding Corp.
              7.30%, 01/15/12                           A3              502,489
    825,000   Ford Motor Co.
              7.45%, 07/16/31                           Baa1            746,090
  1,100,000   Ford Motor Credit Corp.
              6.50%, 01/25/07                           A3            1,067,128
    400,000   Ford Motor Credit Corp.
              6.88%, 02/01/06                           A3              397,723
  1,000,000   Ford Motor Credit Corp.
              7.88%, 06/15/10                           A3            1,004,431
    500,000   General Motors Acceptance Corp.
              6.88%, 09/15/11 MTN                       A2              483,040
    500,000   General Motors Acceptance Corp.
              8.00%, 11/01/31                           A2              500,458
    700,000   General Motors Corp.
              7.20%, 01/15/11                           A3              690,932
                                                                    -----------
                                                                      5,392,291
                                                                    -----------
              BANKING  -  5.9%
    500,000   Associated Banc Corp.
              6.75%, 08/15/11                           Baa1            493,210
    500,000   Bank of America Corp.
              5.25%, 02/01/07                           Aa2             490,756
    500,000   BB&T Corp.
              6.38%, 06/30/05 (c)                       A2              509,185
  1,400,000   Capital One Financial Corp.
              7.25%, 12/01/03                           Baa3          1,395,845
    300,000   Citifinancial
              6.75%, 07/01/07                           Aa1             312,492
    200,000   Citigroup, Inc.
              5.50%, 08/09/06                           Aa1             200,124
    500,000   Firstar Corp.
              7.13%, 12/01/09                           A1              519,271
    250,000   Northern Trust Co.
              6.65%, 11/09/04                           Aa3             261,425
    500,000   Sovereign Bancorp, Inc.
              8.63%, 03/15/04                           Ba2             514,572
    200,000   Suntrust Banks, Inc.
              6.38%, 04/01/11 (a)                       A1              199,777
    300,000   Suntrust Banks, Inc.
              7.75%, 05/01/10                           A2              321,417
                                                                    -----------
                                                                      5,218,074
                                                                    -----------
              BEVERAGES, FOOD & TOBACCO  -  1.2%
    500,000   Coca-Cola Enterprises, Inc.
              6.13%, 08/15/11 (a)                       A2              490,086
    500,000   Conagra Foods, Inc.
              7.50%, 09/15/05                           Baa1            528,052
                                                                    -----------
                                                                      1,018,138
                                                                    -----------
              CHEMICALS  -  1.4%
    200,000   Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                           Aa3             222,499
  1,000,000   RPM, Inc., Senior Notes
              7.00%, 06/15/05                           Baa3            989,137
                                                                    -----------
                                                                      1,211,636
                                                                    -----------
              COMMERCIAL SERVICES  -  1.8%
    500,000   Allied Waste North America
              8.50%, 12/01/08 (d)                       Ba3             505,000
    550,000   Pitney Bowes Credit Corp.
              8.55%, 09/15/09                           Aa3             609,224
    490,000   USA Waste Services, Inc.
              7.00%, 10/01/04                           Ba1             499,621
                                                                    -----------
                                                                      1,613,845
                                                                    -----------
              COSMETICS & PERSONAL CARE  -  1.3%
  1,000,000   Procter & Gamble Co.
              8.50%, 08/10/09                           Aa3           1,155,158
                                                                    -----------
              ELECTRIC UTILITIES  -  7.3%
    550,000   Amerenenergy Generating
              7.75%, 11/01/05                           A3              576,599
    500,000   Calpine Canada Energy Finance
              8.50%, 05/01/08                           B1              398,750
    535,000   Dominion Resources, Inc.
              7.60%, 07/15/03                           Baa1            557,213
    500,000   Dominion Resources, Inc.
              8.13%, 06/15/10                           Baa1            537,466
    500,000   Duke Energy Field Services Corp.
              7.50%, 08/16/05                           Baa2            511,497
    780,000   East Coast Power LLC
              7.07%, 03/31/12                           Baa3            696,540
    550,000   FirstEnergy Corp.
              7.38%, 11/15/31                           Baa2            502,309
    225,000   Florida Power & Light
              6.88%, 12/01/05                           Aa3             235,209
    600,000   Gulf States Utilities
              8.25%, 04/01/04                           Baa3            626,423
    500,000   Pinnacle Partners
              8.83%, 08/15/04 (d)                       Ba1             500,113
  1,270,000   Sithe/Independence Funding Corp.,
              Series A
              9.00%, 12/30/13                           Baa2          1,359,281
                                                                    -----------
                                                                      6,501,400
                                                                    -----------
              ENTERTAINMENT & LEISURE  -  0.6%
    500,000   Harrahs Operating Co., Inc.
              7.13%, 06/01/07                           Baa3            507,532
                                                                    -----------
              FINANCIAL SERVICES - 4.8%
    500,000   CIT Group, Inc.
              7.38%, 04/02/07                           A2              500,200
    500,000   Countrywide Home Loans, Inc.
              7.26%, 05/10/04                           A3              524,409
    500,000   General Electric Capital Corp.
              2.11%, 03/24/03 (a) (c)                   Aaa             499,959
  1,000,000   General Electric Capital Corp.
              6.50%, 12/10/07                           Aaa           1,033,239
    500,000   General Electric Capital Corp.
              8.75%, 05/21/07                           Aaa             564,383
    150,000   Household Finance Corp.
              2.16%, 06/24/03 (c)                       A2              148,931
    575,000   Household Finance Corp.
              8.00%, 07/15/10                           A2              605,538
    250,000   MBNA Corp.
              6.25%, 01/17/07 MTN                       Baa2            246,727
    175,000   MBNA Corp.
              7.50%, 03/15/12                           Baa2            175,621
                                                                    -----------
                                                                      4,299,007
                                                                    -----------
              FOOD RETAILERS  -  1.5%
    250,000   Albertson's, Inc.
              7.50%, 02/15/11                           Baa1            262,233
    500,000   Delhaize America, Inc.
              9.00%, 04/15/31                           Baa3            561,323
    500,000   Safeway, Inc.
              9.65%, 01/15/04                           Baa3            544,135
                                                                    -----------
                                                                      1,367,691
                                                                    -----------
              FOREST PRODUCTS & PAPER  -  1.5%
    350,000   International Paper Co.
              7.50%, 05/15/04                           Baa2            367,914
    500,000   Kimberly-Clark Corp.
              7.10%, 08/01/07                           Aa2             535,687
    450,000   Weyerhaeuser Co.
              7.38%, 03/15/32 (d)                       Baa2            438,634
                                                                    -----------
                                                                      1,342,235
                                                                    -----------
              HEALTH CARE PROVIDERS  -  0.3%
    250,000   Columbia/HCA Healthcare Corp.
              6.91%, 06/15/05                           Ba1             254,495
                                                                    -----------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES  -  0.6%
    500,000   Pulte Corp.
              8.13%, 03/01/11                           Baa3            496,569
                                                                    -----------
              INDUSTRIAL  -  0.7%
    700,000   Tyco International Group SA
              6.88%, 01/15/29                           Baa1            583,622
                                                                    -----------
              MEDIA - BROADCASTING & PUBLISHING  -  5.3%
    650,000   AOL Time Warner, Inc.
              7.63%, 04/15/31                           Baa1            646,977
    270,000   Belo Corp.
              8.00%, 11/01/08                           Baa3            274,678
  1,200,000   Continental Cablevision, Inc., Senior Notes
              8.30%, 05/15/06                           Baa2          1,258,604
  1,000,000   CSC Holdings, Inc., Debenture
              7.88%, 02/15/18                           Ba2             928,276
    500,000   News America Holdings, Inc.
              7.38%, 10/17/08                           Baa3            502,880
    200,000   News America Holdings, Inc.
              8.50%, 02/15/05                           Baa3            213,385
    300,000   Time Warner Cos., Inc.
              7.57%, 02/01/24                           Baa1            294,449
    500,000   Viacom, Inc.
              7.70%, 07/30/10                           A3              535,143
                                                                    -----------
                                                                      4,654,392
                                                                    -----------
              OIL & GAS  -  8.2%
  2,000,000   ANR Pipeline Co., Debenture
              9.63%, 11/01/21                           Baa1          2,253,850
    375,000   Burlington Resources, Inc.
              7.40%, 12/01/31 (d)                       Baa1            372,296
    250,000   Coastal Corp.
              6.20%, 05/15/04                           Baa2            249,598
    500,000   Conoco Funding Co.
              5.45%, 10/15/06                           Baa1            495,695
    500,000   Enterprise Products
              8.25%, 03/15/05                           Baa2            535,503
    500,000   Occidental Petroleum Corp.
              6.50%, 04/01/05                           Baa2            516,011
    195,000   Ocean Energy, Inc.
              7.88%, 08/01/03                           Baa3            194,269
    500,000   Oryx Energy Co.
              8.00%, 10/15/03                           Baa2            521,389
    250,000   Oryx Energy Co.
              8.13%, 10/15/05                           Baa2            266,859
    175,000   Parker & Parsley Petroleum Co.
              8.88%, 04/15/05                           Ba1             177,995
    625,000   Phillips Petroleum
              8.50%, 05/25/05                           A3              684,103
    325,000   Southern Natural Gas Co.
              7.35%, 02/15/31                           Baa1            300,813
    600,000   Texaco Capital, Inc.
              8.25%, 10/01/06                           Aa3             664,576
                                                                    -----------
                                                                      7,232,957
                                                                    -----------
              PHARMACEUTICALS  -  1.7%
    500,000   American Home Products Corp.
              6.25%, 03/15/06                           A3              512,363
    500,000   Cardinal Health, Inc.
              6.75%, 02/15/11                           A2              512,475
    500,000   Zeneca Wilmington
              7.00%, 11/15/23                           Aa2             508,777
                                                                    -----------
                                                                      1,533,615
                                                                    -----------
              RETAILERS - 0.5%
    500,000   Toys "R" Us, Inc.
              7.63%, 08/01/11 (a)                       Baa3            461,503
                                                                    -----------
              SECURITIES BROKER  -  3.3%
    540,000   Bear Stearns Cos., Inc.
              7.80%, 08/15/07                           A2              574,935
    500,000   Goldman Sachs Group, Inc.
              6.88%, 01/15/11                           A1              502,407
    555,435   Jones (Edward D.) & Co., LP
              7.95%, 04/15/06 (b)                       NR              572,226
    550,000   Legg Mason, Inc., Senior Note
              6.50%, 02/15/06                           Baa1            557,860
    500,000   Lehman Brothers Holdings, Inc.
              6.63%, 01/18/12                           A2              490,709
    200,000   Morgan Stanley Dean Witter & Co.
              6.75%, 04/15/11                           Aa3             200,537
                                                                    -----------
                                                                      2,898,674
                                                                    -----------
              TELEPHONE SYSTEMS  -  5.8%
    550,000   Cingular Wireless
              7.13%, 12/15/31 (d)                       A3              521,316
    750,000   MCI Worldcom, Inc.
              7.50%, 05/15/11                           A3              629,154
  1,125,000   Qwest Capital Funding
              7.90%, 08/15/10                           Baa3            950,312
    550,000   Qwest Corp.
              7.13%, 11/15/43                           Baa2            395,785
    500,000   Sprint Capital Corp.
              6.00%, 01/15/07                           Baa2            458,615
    900,000   Sprint Capital Corp.
              7.63%, 06/10/02                           Baa2            889,907
    500,000   US West Communications, Inc.
              6.38%, 10/15/02                           Baa2            491,856
    275,000   Verizon Wireless, Inc.
              2.27%, 12/17/03 (d)                       A2              275,104
    649,000   VoiceStream Wireless Corp.
              0.00%, 11/15/09 (e)                       Baa2            541,915
    950,000   Winstar Communications, Inc.
              12.75%, 04/15/10 (f)                      WR                   95
                                                                    -----------
                                                                      5,154,059
                                                                    -----------
              TRANSPORTATION  -  1.6%
    225,000   Burlington Northern Santa Fe Corp.
              7.88%, 04/15/07                           Baa2            242,442
    500,000   Consolidated Rail Corp.
              9.75%, 06/15/20                           Baa2            606,676
    600,000   CSX Corp.
              6.25%, 10/15/08                           Baa2            593,729
                                                                    -----------
                                                                      1,442,847
                                                                    -----------
                TOTAL CORPORATE NOTES AND BONDS                      55,408,723
                                                                    -----------
                (Cost $57,023,722)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (h) - 8.0%

  1,000,000   American Airlines, Inc., Pass-Through Trust,
              Series 1991 - C2
              9.73%, 09/29/14                           Ba2             947,360
    250,000   Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.06%, 06/15/09                           Aaa             262,600
    300,000   Citibank Credit Card Issuance Trust,
              Series 2000-Cl, CMO
              6.88%, 11/15/09                           Aaa             317,101
    500,000   CS First Boston Mortgage Securities Corp.,
              Series 2001-CK3, Class A2
              6.04%, 06/15/34                           Aaa             508,341
  1,000,000   Government Lease Trust, Series GSA1, Class A-2
              6.18%, 05/18/05 (d)                       Aaa           1,030,040
    152,077   Green Tree Recreation Equipment & Consumer Trust,
              Series 1997-B, Class A1, CMO
              6.55%, 07/15/28 (g)                       AAA             156,542
    500,000   GS Mortgage Securities Corp. II,
              Series 1997-GL, Class A2D
              6.94%, 07/13/30                           Aaa             514,511
    250,000   MBNA Master Credit Card Trust,
              Series 1995-C, Class A
              6.45%, 02/15/08                           Aaa             261,629
     87,372   Midland Cogeneration Venture LP, Series C-91
              10.33%, 07/23/02                          Baa2             87,726
    250,000   Morgan Stanley Dean Witter Capital I,
              Series 2002-HQ, Class C
              6.75%, 04/15/34                           A2              252,750
  1,000,000   Union Acceptance Corp.
              7.73%, 01/08/08                           Aaa           1,072,930
  1,053,931   United Air Lines, Inc., Pass-Through Certificate
              9.30%, 03/22/08                           B1            1,026,549
    650,000   USAA Auto Owner Trust
              6.98%, 06/15/05                           Aaa             679,734
                                                                    -----------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                              7,117,813
                                                                    -----------
              (Cost $7,163,902)

FOREIGN GOVERNMENT OBLIGATIONS (h) - 2.3%

    475,000   Province of British Columbia
              5.38%, 10/29/08                           Aa2             466,053
    550,000   Province of Manitoba
              4.25%, 11/20/06                           Aa3             526,705
    500,000   Province of Quebec
              7.00%, 01/30/07                           A1              530,009
    500,000   United Mexican States
              7.50%, 01/14/12 (a)                       Baa2            498,000
                                                                    -----------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS                    2,020,767
                                                                    -----------
              (Cost $2,040,066)

FOREIGN BONDS (h) - 6.7%
    595,000   Alberta Energy Co., Ltd.
              7.38%, 11/01/31                           Baa1            602,938
    125,000   AT&T Canada, Inc.
              7.65%, 09/15/06 (a)                       B3               24,375
    400,000   Canadian National Resources
              7.20%, 01/15/32                           Baa1            387,383
    355,000   Canadian Pacific, Ltd.
              9.45%, 08/01/21                           Baa2            432,743
    520,000   Domtar, Inc.
              7.88%, 10/15/11                           Baa3            543,528
    500,000   France Telecom SA
              8.25%, 03/01/11                           Baa1            509,072
    700,000   National Australia Bank
              8.60%, 05/19/10                           A1              793,157
    500,000   Shaw Communications, Inc.
              8.25%, 04/11/10                           Baa3            518,936
  1,000,000   St. George Bank, Ltd., Yankee Debenture
              7.15%, 10/15/05 (d)                       Baa1          1,044,105
    535,000   Stora Enso Oyj
              7.38%, 05/15/11 (a)                       Baa1            557,064
    450,000   Telefonos De Mexico SA
              8.25%, 01/26/06                           A3              473,063
                                                                    -----------
              TOTAL FOREIGN BONDS                                     5,886,364
                                                                    -----------
                (Cost $5,941,969)

   SHARES                                                              VALUE
   ------                                                              -----
INVESTMENT COMPANY - 3.1%
  2,735,380   Marshall Money Market Fund                NR            2,735,380
                                                                    -----------
TOTAL INVESTMENT COMPANY                                              2,735,380
                                                                    -----------
(Cost $2,735,380)
TOTAL INVESTMENTS - 100.0%                                           88,421,977
                                                                    -----------
(Cost $90,351,173)

NET OTHER ASSETS AND LIABILITIES - 0.0%                                   6,275
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $88,428,252
                                                                    ===========

-------------------------------------------------------------------------------
(a) All or a portion of this security is out on loan at March 31, 2002; the value of the securities loaned amounted to $6,842,823. The value of collateral amounted to $7,202,987 which consisted of cash equivalents.

(b) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At March 31, 2002, these securities amounted to $592,357 or 0.7% of net assets.

(c) Variable Rate Security. The rate shown reflects rate in effect at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At March 31, 2002, these securities amounted to $4,686,608 or 5.3% of net assets.

(e) Debt Obligation initially issued in zero coupon from which converts to coupon form at a specified rate and date. The rate shown is the rate at the period end. The maturity date shown is the ultimate maturity.

(f) Issuer filed for bankruptcy.

(g) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.

(h) U.S. currency denominated.

CMO Collateralized Mortgage Obligation

MTN Medium Term Note

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                          MARCH 31, 2002 (UNAUDITED)
-------------------------------------------------------------------------------
ASSETS:
  Investments:
    Investments at cost .........................................  $ 90,351,173
    Net unrealized appreciation (depreciation) ..................    (1,929,196)
                                                                   ------------
      Total investments at value ................................    88,421,977
  Cash . .        . .............................................         3,384
  Receivable for investments sold ...............................         6,250
  Short-term investments held as collateral for securities loaned     7,202,987
  Interest and dividend receivables .............................     1,549,407
                                                                   ------------
      Total Assets . ............................................    97,184,005
                                                                   ------------
LIABILITIES:
  Payable for investment purchased ..............................       499,010
  Advisory fee payable ..........................................        52,933
  Trustees' fees and expenses payable ...........................           100
  Accrued expenses and other payables ...........................     1,000,723
  Collateral for securities loaned ..............................     7,202,987
                                                                   ------------
      Total Liabilities .........................................     8,755,753
                                                                   ------------
NET ASSETS ......................................................  $ 88,428,252
                                                                   ============

NET ASSETS CONSIST OF:
  Par Value .....................................................  $  8,592,306
  Paid-in capital ...............................................    88,136,966
  Undistributed (distribution in excess of) net investment income      (406,815)
  Accumulated (distribution in excess of) net realized gain
    (loss) on investments sold ..................................    (5,965,009)
  Net unrealized appreciation (depreciation) of investments .....    (1,929,196)
                                                                   ------------
TOTAL NET ASSETS ................................................  $ 88,428,252
                                                                   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
  SHARES WITH PAR VALUE OF $1.00) ...............................     8,592,306

NET ASSET VALUE
  Per share .....................................................  $     10.292
                                                                   ============
MARKET VALUE (closing price on New York Stock Exchange)
  Per share .....................................................  $      9.530
                                                                   ============

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
             FOR THE THREE MONTHS ENDED MARCH 31, 2002 (UNAUDITED)
-------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest (including income on securities loaned of $3,653) ....  $  1,274,218
                                                                   ------------
EXPENSES
  Investment advisory fees ......................................       110,107
  Custodian and Fund accounting fees ............................        18,421
  Transfer agent fees ...........................................        17,606
  Legal fees ....................................................           100
  Audit fees ....................................................         5,743
  Trustees' fees and expenses ...................................         2,681
  Reports to shareholders .......................................        32,569
  New York Stock Exchange fees ..................................         5,870
  Miscellaneous .................................................           591
                                                                   ------------
    Total expenses ..............................................       193,688
                                                                   ------------
NET INVESTMENT INCOME ...........................................     1,080,530
                                                                   ------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold ................      (879,853)
    Net change in unrealized appreciation (depreciation)
      of investments ............................................    (1,438,634)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS ..................................    (2,318,487)
                                                                   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ..............................  $ (1,237,957)
                                                                   ============

Continued from front page

As we look forward, it is important to remember that the economy appears to be recovering. Patient investors are sometimes compensated for staying the course during difficult times. As the market responds to improvements in the economic climate, we believe that we may be rewarded for our patience in holding on to certain securities.

/s/ John F. O'Brien                               /s/ Richard M. Reilly


-------------------------------------------------------------------------------
                           Maturity Diversification
                  YEARS

                  Under 3                              16%
                  3-5                                  22%
                  5-10                                 38%
                  10-20                                 9%
                  20-Over                              15%

-------------------------------------------------------------------------------

                            MOODY'S QUALITY RATINGS*
                     Percentage of Fund's Total Investments

                  Aaa                                 25%
                  Aa                                   7%
                  A                                   19%
                  Baa                                 38%
                  Ba                                   5%
                  B                                    2%
                  Not Rated                            4%

                  * Standard & Poor's (S&P) credit ratings are
                    used in the absence of a rating by Moody's.

-------------------------------------------------------------------------------

                            SECURITY DIVERSIFICATION
                     Percentage of Fund's Total Investments

              Corporate Notes and Bonds                        63%
              U.S. Government Obligations                      17%
              Asset-Backed and Mortgage-Backed Securities       8%
              Foreign Government Obligations                    2%
              Foreign Bonds                                     7%
              Investment Company                                3%

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

 Shareholder inquiries regarding account information may be directed to:
                                         The Bank of New York
                                         Shareholder Relations Department - 11E
                                         PO Box 11258
                                         Church Street Station
                                         New York, New York 10286
                                         1-800-432-8224

-------------------------------------------------------------------------------

                                     [LOGO]
                                   ALLMERICA
                                   FINANCIAL

                            THE ALLMERICA COMPANIES

  First Allmerica Financial Life Insurance Company o Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
    Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
         Investment Management Company, Inc. o Financial Profiles, Inc.
   The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
    Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial Benefit Insurance Company o Citizens Insurance Company of America o Citizens
                                Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

12719 (5/02)                                                           02-0638